Property, Plant And Equipment (Schedule Of Net Book Value Of Property, Plant And Equipment) (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	$ 4,827	$ 4,826	$ 4,896
Right of use Assets	1,056	1,193	1,246
Property, plant and equipment	5,883	6,019
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	10,287	10,127
Right of use Assets	1,470	1,474
Property, plant and equipment	11,757	11,601
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	5,460	5,301
Right of use Assets	(414)	(281)
Property, plant and equipment	(5,874)	(5,582)
Cable And Telecommunications Distribution System [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	3,562	3,518	3,490
Cable And Telecommunications Distribution System [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	7,653	7,475
Cable And Telecommunications Distribution System [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	4,091	3,957
Digital Cable Terminals And Modems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	359	312	358
Digital Cable Terminals And Modems [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	868	853
Digital Cable Terminals And Modems [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	509	541
Satellite Audio, Video And Data Network, And DTH Receiving Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	44	40	46
Satellite Audio, Video And Data Network, And DTH Receiving Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	114	106
Satellite Audio, Video And Data Network, And DTH Receiving Equipment [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	70	66
Land And Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	301	328	352
Land And Buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	646	646
Land And Buildings [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	345	318
Data Center Infrastructure, Data Processing And Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	224	211	230
Data Center Infrastructure, Data Processing And Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	669	630
Data Center Infrastructure, Data Processing And Other [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	445	419
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	337	417	$ 420
Assets Under Construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	$ 337	$ 417